Taxes on Income (Schedule of taxes on income relating to items recorded in equity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Actuarial gains from defined benefit plan	$ 0	$ (8)	$ (8)
Change in fair value of hedging derivatives	(4)	(2)	(4)
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	0	27	(9)
Tax recorded in other comprehensive income	$ (4)	$ 17	$ (21)